Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Reconciliation of Effective Income Tax Rate
The income tax provision, for the years ended December
31, differs from that computed using the
enacted Canadian federal statutory income tax rate for the following reasons:
millions of dollars 2025
2024
Income before provision for income taxes $
1,171 $
409
Income taxes, at statutory income tax rate
176
15%
61
15%
Domestic reconciling items:
Investment tax credits
(36) (3) % -
-
%
Deferred income taxes on regulated income recorded as
regulatory assets and regulatory liabilities
(18) (2) % (44) (11) %
Valuation allowance
(14) (1) % (30) (7) %
Net Part VI.1 tax
14
1%
14
3%
Interest and financing expenses
-
-
% (30) (7) %
Additional impact from the sale of LIL equity interest
-
-
%
11
3%
Other
(8) (1) % (3) (1) %
Provincial income taxes
(1)
(31) (3) % (130) (32) %
Foreign reconciling items:
-
United States
-
Federal tax rate variance
58
5%
32
8%
Production tax credits
(51) (4) % (41) (10) %
State income tax, net of federal income tax benefit
49
4%
30
7%
Amortization of deferred income tax regulatory liabilities
(45) (4) % (37) (9) %
Investment tax credits
(39) (3) % (8) (2) %
Deferral and amortization of Investment tax credits
21
2% (4) (1) %
Impairment charges
13
1%
35
9%
Other
(3) -
% (8) (2) %
Other foreign jurisdictions
(5) -
% (7) (2) %
Income tax expense (recovery)
$
81
7% $ (159) (39) %
(1) The majority of provincial income taxes relate
to Nova Scotia.

Composition of Taxes on Income from Continuing Operations
The following table reflects the composition of income
before provision for income taxes presented in the
Consolidated Statements of Income for the years ended
December 31:
millions of dollars 2025 2024
Canada $
157 $ (175)
United States
961
534
Other
53
50
Income before provision for income taxes $
1,171 $
409

Schedule of Deferred Income Tax Assets and Liabilities
The deferred income tax assets and liabilities presented in
the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2025 2024
Deferred income tax assets:
Tax
loss carryforwards
$
1,028 $
1,118
Tax
credit carryforwards
596
534
Regulatory liabilities
295
321
Pension and other post-retirement liabilities
173
197
Derivative instruments
143
144
Other
463
432
Total
deferred income tax assets before valuation allowance
2,698
2,746
Valuation allowance (317) (322)
Total
deferred income tax assets after valuation allowance
$
2,381 $
2,424
Deferred income tax liabilities:
PP&E $ (3,462) $ (3,307)
Regulatory assets (358) (420)
Pension and other post-retirement assets (335) (286)
Other (321) (350)
Total
deferred income tax liabilities
$ (4,476) $ (4,363)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $
421 $
392
Long-term deferred income tax liabilities (2,516) (2,331)
Net deferred income tax liabilities $ (2,095) $ (1,939)

Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods
Emera’s net operating loss ("NOL"), capital loss
and tax credit carryforwards and their expiration periods
as at December 31, 2025 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada
NOL
$
2,649
$
(876)
$
1,773 2026 - 2045
Capital loss
55 (55) -
Indefinite
Tax credit
2 (2) - 2028 - 2044
United States
Federal NOL
$
909 $ (1) $
908 2037 - Indefinite
State NOL
937 (30)
907 2026 - Indefinite
Capital loss
1 -
1 2029
Tax credit
595 (1)
594 2026 - 2045
Other
NOL
$
108 $ (20) $
88 2026 - 2031

Details of Change in Unrecognized Tax Benefits
millions of dollars 2025 2024
Balance, January 1 $
42 $
37
Increases due to tax positions related to current year
6
6
Increases due to tax positions related to a prior year
1
2
Decreases due to tax positions related to a prior year (3) (3)
Balance, December 31 $
46 $
42